Summary of non-current assets by geographical area (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non Current Assets	$ 11,089	$ 11,660
Germany [member]
IfrsStatementLineItems [Line Items]
Non Current Assets	205
Canada [member]
IfrsStatementLineItems [Line Items]
Non Current Assets	9,320	10,979
United states [member]
IfrsStatementLineItems [Line Items]
Non Current Assets	71
Austria [member]
IfrsStatementLineItems [Line Items]
Non Current Assets	$ 1,493	$ 681